SUPPLEMENTAL CASH FLOW DISCLOSURES (Details Narrative) - CAD ($)	Jun. 30, 2022	Dec. 31, 2021
Vital Intelligence Inc [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,200,000
Warrant exercise price		$ 13.35
Common Shares One [member]
IfrsStatementLineItems [Line Items]
Fair value of investments other comprehensive loss		$ 332,640
Number of shares issued		356,901
Common Shares One [member] | Subsequent to Period [member]
IfrsStatementLineItems [Line Items]
Fair value of investments other comprehensive loss	$ 60,724
Common Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		15,000